 1 Performance figures shown for the period of September 1, 2002 through September 30, 2016 are of the Aetos Capital Long/Short Strategies Fund and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The performance figures shown may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. 2 Reflects AUM as of June 30, 2016. 3 Reflects number of managers in the Aetos Capital Long/Short Strategies Fund as of October 1, 2016 and excludes managers that are under redemption.4 Reflects beta since the Aetos Capital Long/Short Strategies Fund’s inception of September 1, 2002 through September 30, 2016.   Firm Overview  Aetos Capital is an independent firm, providing investment advisory services through Aetos Alternatives Management, LLC (“Aetos”), a registered investment adviser. Aetos was founded in 2001 and manages approximately $10 billion in assets on behalf of institutional clients. Since the firm’s inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos Capital 1940 Act SEC-registered funds.   Fund Overview  The Aetos Capital Long/Short Strategies Fund is an SEC-registered 1940 Act Commingled Hedge Fund of Funds. The Fund allocates its assets among a select group of managers across a variety of long/short strategies designed to produce an attractive risk-adjusted return, largely independent of the benchmarks associated with traditional asset classes. The Fund is intended to be a vehicle by which investors can access a portfolio of high quality long/short strategies, constructed and monitored using disciplined processes.  Historical Performance (since inception)1  Aetos At-A-Glance  Founded2001  Firm AUM2 $10.3 Billion  LeadershipAnne CasscellsCo-President & Chief Investment OfficerMichael KleinCo-President & Chief Risk Officer  LocationsNew York, New YorkMenlo Park, California  FUND HIGHLIGHTS  InceptionSeptember 1, 2002  Diversification# of Managers3: 15# of Sub-Strategies: 4  Beta to Market Indices1,4BarCap Aggregate Index: -0.07MSCI ACWI (Net): 0.22  Geography Global  AETOS FUND INFORMATION  Aetos Capital SEC-Registered 1940 Act Commingled Hedge Fund of Funds Long/Short Strategies FundMulti-Strategy Arbitrage FundDistressed Investment Strategies Fund  Funds’ AUM2$1.9 Billion  Performance and Statistics (since inception through September 30, 2016)1  Annualized Returns  1 Year  3 Year  5 Year  10 Year  Inception  Fund  1.40%  4.55%  5.27%  3.01%  4.03%  HFRI FOF: Conservative Index  0.33%  2.17%  3.13%  1.51%  2.96%  Barclays Capital Aggregate Index  5.19%  4.03%  3.08%  4.79%  4.62%  MSCI ACWI (Net)  11.96%  5.17%  10.63%  4.34%  7.54%  Volatility (Standard Deviation)  -  3 Year  5 Year  10 Year  Inception  Fund  -  5.77%  4.86%  5.85%  5.25%  HFRI FOF: Conservative Index  -  2.36%  2.33%  4.36%  3.93%  Barclays Capital Aggregate Index  -  2.61%  2.66%  3.20%  3.40%  MSCI ACWI (Net)  -  11.34%  12.29%  17.02%  15.78%  Sharpe Ratios  -  3 Year  5 Year  10 Year  Inception  Fund  -  0.77  1.07  0.38  0.54  HFRI FOF: Conservative Index  -  0.88  1.30  0.17  0.45  Barclays Capital Aggregate Index  -  1.50  1.12  1.26  1.00  MSCI ACWI (Net)  -  0.45  0.86  0.21  0.40

 HISTORICAL EXPOSURES (quarterly over past 5 years)  1 Performance figures shown for the period of September 1, 2002 through September 30, 2016 are of the Aetos Capital Long/Short Strategies Fund and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The performance figures shown may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. 2 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.  SUB-Strategy Allocations (as of October 1, 2016)2  GEOGRAPHIC EXPOSURE (as of September 30, 2016)2  Historical Monthly Performance (net of fees)1                               Jan  Feb  Mar  Apr  May  Jun  Jul  Aug  Sep  Oct  Nov  Dec  Year  2016  -3.90%  -2.85%  0.39%  -0.28%  3.32%  -1.24%  1.95%  0.09%  0.85%  -  -  -  -1.86%  2015  -0.48%  1.97%  0.16%  -0.78%  1.73%  -1.04%  1.86%  -1.28%  -1.71%  2.68%  0.45%  0.18%  3.66%  2014  -0.76%  2.75%  -1.42%  -1.99%  2.32%  0.80%  -1.06%  1.36%  1.27%  1.39%  1.76%  1.12%  7.67%  2013  1.84%  0.60%  1.83%  0.09%  0.68%  0.40%  0.98%  -0.67%  1.56%  1.29%  1.85%  1.15%  12.17%  2012  1.44%  0.99%  0.60%  0.27%  -1.19%  0.37%  0.92%  0.23%  0.47%  -0.79%  0.27%  -0.33%  3.27%  2011  -0.05%  0.35%  -0.53%  1.41%  -0.36%  -0.57%  0.22%  -2.87%  -2.32%  2.55%  -0.26%  -0.38%  -2.88%  2010  -1.78%  0.75%  1.66%  0.14%  -2.80%  -1.50%  1.35%  -0.16%  2.93%  0.99%  0.02%  1.90%  3.40%  2009  0.88%  -0.74%  -0.33%  -1.11%  3.09%  -0.42%  1.14%  0.80%  1.36%  -1.26%  1.88%  -0.02%  5.29%  2008  -3.15%  1.89%  -1.50%  0.66%  2.91%  -0.39%  -0.50%  -0.65%  -9.56%  -2.55%  -0.75%  -0.21%  -13.47%  2007  2.01%  0.40%  1.33%  1.62%  1.84%  0.65%  1.30%  -1.69%  0.93%  1.80%  0.22%  0.86%  11.80%  2006  2.33%  0.07%  1.54%  1.24%  -1.24%  0.12%  0.29%  0.91%  -0.09%  0.83%  1.80%  0.97%  9.07%  2005  -0.04%  1.61%  0.40%  -0.67%  1.03%  0.97%  1.11%  0.80%  0.97%  -1.37%  1.00%  1.82%  7.85%  2004  1.97%  0.94%  -0.32%  -1.40%  -0.22%  0.26%  -0.24%  -0.28%  0.97%  0.96%  1.77%  1.00%  5.48%  2003  -1.04%  -0.65%  -0.30%  1.83%  1.68%  1.25%  0.96%  1.03%  -0.25%  1.54%  1.02%  0.91%  8.23%  2002  -  -  -  -  -  -  -  -  -1.10%  0.51%  -0.33%  0.98%  0.04%

 Performance and Statistics (since inception through September 30, 2016)1  1 Performance figures shown for the period of September 1, 2002 through September 30, 2016 are of the Aetos Capital Growth Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The performance figures shown may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The Aetos Capital Growth Portfolio is a model portfolio/asset allocation program. This Portfolio may not reflect an investor’s actual portfolio as actual portfolios reflect each investor’s own objectives and risk tolerances. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. 2 Reflects AUM as of June 30, 2016. 3 Reflects number of managers in the Aetos Capital Growth Portfolio as of October 1, 2016 and excludes managers that are under redemption.4 Reflects beta since the Aetos Capital Growth Portfolio’s inception of September 1, 2002 through September 30, 2016.   Firm Overview  Aetos Capital is an independent firm, providing investment advisory services through Aetos Alternatives Management, LLC (“Aetos”), a registered investment adviser. Aetos was founded in 2001 and manages approximately $10 billion in assets on behalf of institutional clients. Since the firm’s inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos Capital 1940 Act SEC-registered funds.   PORTFOLIO Overview  The Aetos Capital Growth Portfolio is a tactically allocated portfolio comprised of allocations to the strategy-specific Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Capital Long/Short Strategies Fund, 2) Aetos Capital Multi-Strategy Arbitrage Fund and 3) Aetos Capital Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.   Historical Performance (since inception)1  Annualized Returns  1 Year  3 Year  5 Year  10 Year  Inception  Portfolio  1.84%  2.77%  4.53%  2.99%  4.12%  HFRI FOF: Conservative Index  0.33%  2.17%  3.13%  1.51%  2.96%  Barclays Capital Aggregate Index  5.19%  4.03%  3.08%  4.79%  4.62%  MSCI ACWI (Net)  11.96%  5.17%  10.63%  4.34%  7.54%  Volatility (Standard Deviation)  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  3.37%  3.04%  4.48%  4.01%  HFRI FOF: Conservative Index  -  2.36%  2.33%  4.36%  3.93%  Barclays Capital Aggregate Index  -  2.61%  2.66%  3.20%  3.40%  MSCI ACWI (Net)  -  11.34%  12.29%  17.02%  15.78%  Sharpe Ratios  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  0.79  1.46  0.50  0.73  HFRI FOF: Conservative Index  -  0.88  1.30  0.17  0.45  Barclays Capital Aggregate Index  -  1.50  1.12  1.26  1.00  MSCI ACWI (Net)  -  0.45  0.86  0.21  0.40  Aetos At-A-Glance  Founded2001  Firm AUM2 $10.3 Billion  LeadershipAnne CasscellsCo-President & Chief Investment OfficerMichael KleinCo-President & Chief Risk Officer  LocationsNew York, New YorkMenlo Park, California  Portfolio HIGHLIGHTS  InceptionSeptember 1, 2002  Diversification# of Managers3: 27# of Strategies: 7  Beta to Market Indices1,4BarCap Aggregate Index: -0.01MSCI ACWI (Net): 0.18  Geography Global  AETOS FUND INFORMATION  Aetos Capital SEC-Registered 1940 Act Commingled Hedge Fund of Funds Long/Short Strategies FundMulti-Strategy Arbitrage FundDistressed Investment Strategies Fund  Funds’ AUM2$1.9 Billion

 1 Performance figures shown for the period of September 1, 2002 through September 30, 2016 are of the Aetos Capital Growth Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The performance figures shown may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The Aetos Capital Growth Portfolio is a model portfolio/asset allocation program. This Portfolio may not reflect an investor’s actual portfolio as actual portfolios reflect each investor’s own objectives and risk tolerances. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. 2 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.  AETOS FUND ALLOCATIONS (as of October 1, 2016)  Strategy Allocations (as of October 1, 2016)2  Historical Monthly Performance (net of fees)1                               Jan  Feb  Mar  Apr  May  Jun  Jul  Aug  Sep  Oct  Nov  Dec  Year  2016  -2.56%  -1.39%  0.54%  0.74%  1.73%  -0.81%  1.39%  0.64%  0.67%  -  -  -  0.87%  2015  -0.32%  1.20%  0.26%  0.06%  0.99%  -0.96%  0.58%  -1.13%  -1.50%  1.25%  -0.05%  -0.23%  0.11%  2014  -0.01%  1.72%  -0.35%  -0.59%  1.18%  0.84%  -0.64%  0.48%  0.29%  0.00%  0.85%  0.45%  4.26%  2013  1.77%  0.66%  1.38%  0.71%  0.98%  -0.31%  0.81%  -0.23%  0.96%  1.13%  1.16%  0.79%  10.23%  2012  1.51%  1.15%  0.71%  0.29%  -0.79%  0.31%  0.81%  0.59%  0.66%  0.07%  0.50%  0.59%  6.58%  2011  0.57%  0.68%  -0.08%  1.05%  -0.21%  -0.61%  -0.07%  -2.46%  -2.20%  1.66%  -0.60%  -0.14%  -2.46%  2010  0.14%  0.59%  1.72%  0.81%  -2.11%  -0.69%  0.92%  0.19%  1.70%  1.05%  0.05%  1.36%  5.81%  2009  0.50%  -0.26%  -0.31%  -0.61%  2.72%  0.97%  1.76%  1.25%  1.84%  0.23%  1.55%  0.66%  10.74%  2008  -2.32%  1.31%  -1.49%  0.62%  1.83%  -0.29%  -0.82%  -0.44%  -6.97%  -4.26%  -1.97%  -0.85%  -14.86%  2007  1.56%  0.43%  1.18%  1.45%  1.66%  0.43%  -0.66%  -1.40%  0.96%  1.52%  -0.07%  0.61%  7.89%  2006  1.91%  0.31%  1.13%  0.91%  -0.63%  0.21%  0.39%  0.57%  0.18%  0.83%  1.39%  1.15%  8.66%  2005  0.30%  1.32%  0.26%  -0.45%  0.72%  0.77%  1.01%  0.60%  0.82%  -0.84%  0.61%  1.31%  6.60%  2004  1.79%  0.70%  -0.10%  -0.92%  -0.15%  0.36%  -0.15%  -0.04%  0.67%  0.52%  1.56%  0.93%  5.26%  2003  0.28%  -0.04%  0.11%  1.62%  1.72%  1.29%  0.22%  0.75%  0.76%  1.30%  0.99%  0.98%  10.42%  2002  -  -  -  -  -  -  -  -  -0.59%  0.17%  0.40%  1.07%  1.04%  HISTORICAL EXPOSURES (quarterly over past 5 years)  GEOGRAPHIC EXPOSURE (as of September 30, 2016)2

 Performance and Statistics (since inception through September 30, 2016)1  1 Performance figures shown for the period of September 1, 2002 through September 30, 2016 are of the Aetos Capital Prime Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The performance figures shown may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. Aetos Capital formalized the Aetos Capital Prime Portfolio in April 2007. The performance figures shown for periods prior to April 2007 are those of the Aetos Capital Funds comprising the Aetos Capital Prime Portfolio, weighted according to the allocations on April 1, 2007. During the period from September 2002 through April 2007, it is likely that the Aetos Capital Prime Portfolio allocations to the Aetos Capital Funds would have differed from the allocations on April 1, 2007, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Capital Prime Portfolio been in existence during the entire period. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. 2 Reflects AUM as of June 30, 2016. 3 Reflects number of managers in the Aetos Capital Prime Portfolio as of October 1, 2016 and excludes managers that are under redemption.4 Reflects beta since the Aetos Capital Prime Portfolio’s inception of September 1, 2002 through September 30, 2016.   Firm Overview  Aetos Capital is an independent firm, providing investment advisory services through Aetos Alternatives Management, LLC (“Aetos”), a registered investment adviser. Aetos was founded in 2001 and manages approximately $10 billion in assets on behalf of institutional clients. Since the firm’s inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos Capital 1940 Act SEC-registered funds.   PORTFOLIO Overview  The Aetos Capital Prime Portfolio is a tactically allocated portfolio comprised of allocations to the strategy-specific Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Capital Long/Short Strategies Fund, 2) Aetos Capital Multi-Strategy Arbitrage Fund and 3) Aetos Capital Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.   Historical Performance (since inception)1  Annualized Returns  1 Year  3 Year  5 Year  10 Year  Inception  Portfolio  1.87%  3.15%  4.74%  3.05%  4.29%  HFRI FOF: Conservative Index  0.33%  2.17%  3.13%  1.51%  2.96%  Barclays Capital Aggregate Index  5.19%  4.03%  3.08%  4.79%  4.62%  MSCI ACWI (Net)  11.96%  5.17%  10.63%  4.34%  7.54%  Volatility (Standard Deviation)  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  3.72%  3.29%  4.56%  4.07%  HFRI FOF: Conservative Index  -  2.36%  2.33%  4.36%  3.93%  Barclays Capital Aggregate Index  -  2.61%  2.66%  3.20%  3.40%  MSCI ACWI (Net)  -  11.34%  12.29%  17.02%  15.78%  Sharpe Ratios  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  0.82  1.42  0.50  0.76  HFRI FOF: Conservative Index  -  0.88  1.30  0.17  0.45  Barclays Capital Aggregate Index  -  1.50  1.12  1.26  1.00  MSCI ACWI (Net)  -  0.45  0.86  0.21  0.40  Aetos At-A-Glance  Founded2001  Firm AUM2 $10.3 Billion  LeadershipAnne CasscellsCo-President & Chief Investment OfficerMichael KleinCo-President & Chief Risk Officer  LocationsNew York, New YorkMenlo Park, California  Portfolio HIGHLIGHTS  InceptionSeptember 1, 2002  Diversification# of Managers3: 27# of Strategies: 7  Beta to Market Indices1,4BarCap Aggregate Index: -0.03MSCI ACWI (Net): 0.19  Geography Global  AETOS FUND INFORMATION  Aetos Capital SEC-Registered 1940 Act Commingled Hedge Fund of Funds Long/Short Strategies FundMulti-Strategy Arbitrage FundDistressed Investment Strategies Fund  Funds’ AUM2$1.9 Billion

 HISTORICAL EXPOSURES (quarterly over past 5 years)  GEOGRAPHIC EXPOSURE (as of September 30, 2016)2  1 Performance figures shown for the period of September 1, 2002 through September 30, 2016 are of the Aetos Capital Prime Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The performance figures shown may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. Aetos Capital formalized the Aetos Capital Prime Portfolio in April 2007. The performance figures shown for periods prior to April 2007 are those of the Aetos Capital Funds comprising the Aetos Capital Prime Portfolio, weighted according to the allocations on April 1, 2007. During the period from September 2002 through April 2007, it is likely that the Aetos Capital Prime Portfolio allocations to the Aetos Capital Funds would have differed from the allocations on April 1, 2007, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Capital Prime Portfolio been in existence during the entire period. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. 2 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.  AETOS FUND ALLOCATIONS (as of October 1, 2016)  Strategy Allocations (as of October 1, 2016)2  Historical Monthly Performance (net of fees)1                               Jan  Feb  Mar  Apr  May  Jun  Jul  Aug  Sep  Oct  Nov  Dec  Year  2016  -2.77%  -1.66%  0.53%  0.62%  1.98%  -0.85%  1.49%  0.55%  0.76%  -  -  -  0.56%  2015  -0.35%  1.33%  0.23%  -0.07%  1.11%  -0.96%  0.79%  -1.16%  -1.53%  1.50%  0.00%  -0.19%  0.64%  2014  -0.13%  1.92%  -0.52%  -0.79%  1.34%  0.89%  -0.69%  0.62%  0.44%  0.23%  0.99%  0.55%  4.91%  2013  1.78%  0.64%  1.46%  0.62%  0.97%  -0.20%  0.85%  -0.30%  1.06%  1.17%  1.30%  0.85%  10.67%  2012  1.48%  1.09%  0.69%  0.31%  -0.86%  0.33%  0.85%  0.54%  0.67%  -0.07%  0.46%  0.45%  6.11%  2011  0.44%  0.62%  -0.19%  1.12%  -0.23%  -0.61%  0.00%  -2.56%  -2.27%  1.82%  -0.52%  -0.20%  -2.62%  2010  -0.19%  0.66%  1.62%  0.70%  -2.17%  -0.84%  1.00%  0.07%  1.83%  1.03%  0.06%  1.50%  5.32%  2009  0.54%  -0.30%  -0.36%  -0.85%  2.70%  0.71%  1.65%  1.13%  1.70%  0.09%  1.63%  0.50%  9.49%  2008  -2.37%  1.33%  -1.55%  0.67%  1.91%  -0.17%  -0.95%  -0.39%  -7.03%  -3.75%  -1.62%  -0.74%  -14.01%  2007  1.71%  0.50%  1.10%  1.52%  1.69%  0.40%  -0.63%  -1.42%  1.06%  1.60%  -0.10%  0.57%  8.24%  2006  2.00%  0.34%  1.27%  0.94%  -0.57%  0.15%  0.35%  0.69%  0.20%  0.99%  1.49%  1.11%  9.31%  2005  0.12%  1.26%  0.28%  -0.51%  0.78%  0.81%  1.20%  0.65%  0.75%  -0.83%  0.68%  1.36%  6.72%  2004  1.85%  0.72%  -0.12%  -0.68%  -0.10%  0.36%  -0.18%  0.00%  0.66%  0.69%  1.57%  1.02%  5.92%  2003  0.21%  -0.02%  0.22%  1.69%  1.70%  1.30%  0.37%  0.79%  0.60%  1.42%  1.12%  1.09%  10.98%  2002  -  -  -  -  -  -  -  -  -0.67%  0.34%  0.52%  0.95%  1.14%

 1 Performance figures shown for the period of September 1, 2002 through September 30, 2016 are of the Aetos Capital Balanced Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The performance figures shown may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The Aetos Capital Balanced Portfolio is a model portfolio/asset allocation program. This Portfolio may not reflect an investor’s actual portfolio as actual portfolios reflect each investor’s own objectives and risk tolerances. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. 2 Reflects AUM as of June 30, 2016. 3 Reflects number of managers in the Aetos Capital Balanced Portfolio as of October 1, 2016 and excludes managers that are under redemption.4 Reflects beta since the Aetos Capital Balanced Portfolio’s inception of September 1, 2002 through September 30, 2016.   Firm Overview  Aetos Capital is an independent firm, providing investment advisory services through Aetos Alternatives Management, LLC (“Aetos”), a registered investment adviser. Aetos was founded in 2001 and manages approximately $10 billion in assets on behalf of institutional clients. Since the firm’s inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos Capital 1940 Act SEC-registered funds.   PORTFOLIO Overview  The Aetos Capital Balanced Portfolio is a tactically allocated portfolio comprised of allocations to the strategy-specific Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Capital Long/Short Strategies Fund, 2) Aetos Capital Multi-Strategy Arbitrage Fund and 3) Aetos Capital Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.   Historical Performance (since inception)1  Performance and Statistics (since inception through September 30, 2016)1  Annualized Returns  1 Year  3 Year  5 Year  10 Year  Inception  Portfolio  1.78%  2.39%  4.32%  2.73%  3.81%  HFRI FOF: Conservative Index  0.33%  2.17%  3.13%  1.51%  2.96%  Barclays Capital Aggregate Index  5.19%  4.03%  3.08%  4.79%  4.62%  MSCI ACWI (Net)  11.96%  5.17%  10.63%  4.34%  7.54%  Volatility (Standard Deviation)  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  3.07%  2.84%  4.54%  4.00%  HFRI FOF: Conservative Index  -  2.36%  2.33%  4.36%  3.93%  Barclays Capital Aggregate Index  -  2.61%  2.66%  3.20%  3.40%  MSCI ACWI (Net)  -  11.34%  12.29%  17.02%  15.78%  Sharpe Ratios  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  0.75  1.49  0.43  0.65  HFRI FOF: Conservative Index  -  0.88  1.30  0.17  0.45  Barclays Capital Aggregate Index  -  1.50  1.12  1.26  1.00  MSCI ACWI (Net)  -  0.45  0.86  0.21  0.40  Aetos At-A-Glance  Founded2001  Firm AUM2 $10.3 Billion  LeadershipAnne CasscellsCo-President & Chief Investment OfficerMichael KleinCo-President & Chief Risk Officer  LocationsNew York, New YorkMenlo Park, California  Portfolio HIGHLIGHTS  InceptionSeptember 1, 2002  Diversification# of Managers3: 27# of Strategies: 7  Beta to Market Indices1,4BarCap Aggregate Index: 0.03MSCI ACWI (Net): 0.18  Geography Global  AETOS FUND INFORMATION  Aetos Capital SEC-Registered 1940 Act Commingled Hedge Fund of Funds Long/Short Strategies FundMulti-Strategy Arbitrage FundDistressed Investment Strategies Fund  Funds’ AUM2$1.9 Billion

 1 Performance figures shown for the period of September 1, 2002 through September 30, 2016 are of the Aetos Capital Balanced Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The performance figures shown may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The Aetos Capital Balanced Portfolio is a model portfolio/asset allocation program. This Portfolio may not reflect an investor’s actual portfolio as actual portfolios reflect each investor’s own objectives and risk tolerances. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. 2 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.  AETOS FUND ALLOCATIONS (as of October 1, 2016)  Strategy Allocations (as of October 1, 2016)2  Historical Monthly Performance (net of fees)1                               Jan  Feb  Mar  Apr  May  Jun  Jul  Aug  Sep  Oct  Nov  Dec  Year  2016  -2.35%  -1.13%  0.55%  0.86%  1.48%  -0.77%  1.29%  0.70%  0.63%  -  -  -  1.20%  2015  -0.28%  1.06%  0.29%  0.20%  0.88%  -0.95%  0.36%  -1.10%  -1.47%  0.98%  -0.11%  -0.29%  -0.48%  2014  0.09%  1.54%  -0.19%  -0.38%  1.01%  0.80%  -0.59%  0.34%  0.14%  -0.24%  0.71%  0.34%  3.61%  2013  1.76%  0.67%  1.29%  0.80%  0.99%  -0.43%  0.78%  -0.16%  0.86%  1.09%  1.02%  0.72%  9.78%  2012  1.56%  1.26%  0.73%  0.26%  -0.73%  0.29%  0.78%  0.64%  0.66%  0.21%  0.54%  0.74%  7.14%  2011  0.77%  0.76%  0.12%  0.96%  -0.21%  -0.59%  -0.20%  -2.28%  -2.04%  1.43%  -0.74%  -0.03%  -2.12%  2010  0.58%  0.52%  1.80%  0.97%  -2.00%  -0.47%  0.89%  0.34%  1.47%  1.06%  0.01%  1.13%  6.43%  2009  0.38%  -0.11%  -0.25%  -0.36%  2.74%  1.42%  1.94%  1.37%  2.07%  0.48%  1.40%  0.85%  12.53%  2008  -1.75%  1.07%  -1.52%  0.56%  1.74%  -0.41%  -0.71%  -0.46%  -6.93%  -5.35%  -2.58%  -1.09%  -16.40%  2007  1.46%  0.33%  1.07%  1.30%  1.54%  0.28%  -1.98%  -1.30%  0.91%  1.37%  -0.11%  0.49%  5.43%  2006  1.74%  0.47%  0.86%  0.87%  -0.36%  0.42%  0.49%  0.43%  0.27%  0.70%  1.25%  1.21%  8.67%  2005  0.43%  1.14%  0.24%  -0.33%  0.62%  0.68%  0.93%  0.35%  0.71%  -0.71%  0.42%  1.22%  5.83%  2004  1.49%  0.56%  -0.04%  -0.69%  -0.18%  0.27%  -0.23%  0.01%  0.47%  0.25%  1.36%  0.82%  4.14%  2003  0.73%  0.17%  0.28%  1.34%  1.86%  1.03%  -0.20%  0.58%  1.02%  1.02%  0.98%  0.85%  10.06%  2002  -  -  -  -  -  -  -  -  -0.44%  0.14%  0.53%  1.04%  1.27%  HISTORICAL EXPOSURES (quarterly over past 5 years)  GEOGRAPHIC EXPOSURE (as of September 30, 2016)2

 Important Information and Disclosures  Investing in hedge funds and other alternatives investment strategies involve substantial risks, including the risk of loss of invested capital. These risks remain substantial notwithstanding the risk management practices we employ in selecting and monitoring investments. Alternative investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage. Aetos is an SEC-registered investment adviser and serves as investment adviser to SEC-registered 1940 Act funds. Such registrations do not imply in any manner whatsoever that Aetos or the Aetos Funds have been sponsored, recommended, or approved, or that their abilities or qualifications have in any respect been passed upon by the United States or any agency or any office thereof. Prospective investors should consider the investment objectives, risks, and the charges and expenses of the Aetos Funds carefully before investing. A free copy of the prospectus containing this and other information may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing.Index returns are obtained through Bloomberg. Indices are not actively managed, do not reflect any deduction for fees, expenses or taxes, and investors cannot invest directly in an unmanaged index. The volatility, investment holdings and other characteristics of the indices presented may be materially different from those of investments made by Aetos referenced herein. The indices shown have not been selected as appropriate benchmarks to compare to the performance of those of investments made by Aetos; rather they are provided to allow for comparisons to the performance of well-known and widely recognized indices.Barclays Capital Aggregate Index: Market capitalization weighted index that covers the USD-denominated, investment-grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investor Service, Inc., Standard & Poor's, and Fitch Inc.), fixed-rate, and taxable areas of the bond market. This is the broadest measure of the taxable U.S. bond market, including most Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with maturities of 1 year or more. HFRI FOF: Conservative Index: Includes fund of funds classified as “Conservative” that exhibit one or more of the following characteristics: seeks consistent returns by primarily investing in funds that generally engage in more 'conservative' strategies such as Equity Market Neutral, Fixed Income Arbitrage, and Convertible Arbitrage; exhibits a lower historical annual standard deviation than the HFRI Fund of Funds Composite Index. MSCI ACWI (Net): Free float-adjusted market capitalization index designed to measure developed and emerging market equity performance. The MSCI ACWI is maintained by Morgan Stanley Capital International and consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes.  FEES AND TERMS    Minimum Investment  $1 Million  Fees  Management: 1.00% (0.75% <$25million) / Incentive: 10% over hurdle  High Water Mark  Yes  Subscription Frequency  Monthly  Lock-Up Period  1 Year  Redemption Frequency  Quarterly with 90 Days Notice  Auditor  PricewaterhouseCoopers, LLC  Administrator  HedgeServ Limited  Aetos Contact Information    James Conzelman875 Third Avenue, 21st FloorNew York, NY 10022 (212) 201-2532 jconzelman@aetoscapital.com  John Stimpson875 Third Avenue, 21st FloorNew York, NY 10022 (212) 201-2560 jstimpson@aetoscapital.com